UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08231

Spirit of America Investment Fund, Inc.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike P.O. Box 9006

Syosset, NY 11791-9006

(Address of principal executive offices) (Zip code)

Mr. David Lerner

David Lerner Associates, Inc.

477 Jericho Turnpike

Syosset, NY 11791

(Name and address of agent for Service)

Registrant's telephone number, including area code: 516-390-5555

Date of fiscal year end: November 30

Date of reporting period: August 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

SPIRIT OF AMERICA ENERGY FUND

SCHEDULE OF INVESTMENTS | AUGUST 31, 2018 (UNAUDITED)

	Shares	Market Value
Master Limited Partnership - Common Stocks 75.42%

Gas Utilities 0.74%
AmeriGas Partners LP	115,220	$4,510,863

Oil & Gas Equipment & Services 2.05%
USA Compression Partners LP	752,004	12,423,106

Oil & Gas Exploration & Production 2.00%
Viper Energy Partners LP	310,699	12,089,298

Oil & Gas Refining & Marketing 1.15%
EnLink Midstream Partners LP	391,180	6,963,004

Oil & Gas Storage & Transportation 69.48%
Andeavor Logistics LP	315,270	15,315,817
Antero Midstream GP LP	80,050	1,352,044
Antero Midstream Partners LP	758,484	22,200,827
BP Midstream Partners LP	71,296	1,406,670
Buckeye Partners LP	147,047	5,184,877
Cheniere Energy Partners LP	672,911	25,503,327
CNX Midstream Partners LP	786,353	15,412,519
Crestwood Equity Partners LP	189,775	7,135,540
DCP Midstream LP	303,600	12,511,356
Dominion Energy Midstream Partners LP	183,941	3,016,632
Enable Midstream Partners LP	714,308	11,121,776
Enbridge Energy Partners LP	157,073	1,768,642
Energy Transfer Equity LP	637,300	11,152,750
Energy Transfer Partners LP	596,148	13,443,137
Enterprise Products Partners LP	911,174	26,059,576
EQT GP Holdings LP	263,791	5,539,611
EQT Midstream Partners LP	332,453	19,003,013
Genesis Energy LP	238,392	5,704,720
Global Partners LP	110,797	2,066,364

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA ENERGY FUND

SCHEDULE OF INVESTMENTS | AUGUST 31, 2018 (UNAUDITED) (CONT.)

	Shares	Market Value
Golar LNG Partners LP	157,506	$2,129,481
Hess Midstream Partners LP	260,035	5,887,192
Holly Energy Partners LP	420,075	12,165,372
Magellan Midstream Partners LP	322,665	22,021,886
MPLX LP	685,643	24,319,757
NGL Energy Partners LP	171,968	1,960,435
Noble Midstream Partners LP	361,934	15,852,709
PBF Logistics LP	84,225	1,798,204
Phillips 66 Partners LP	399,839	20,575,715
Plains All American Pipeline LP	320,549	8,372,740
Shell Midstream Partners LP	772,143	17,272,839
Spectra Energy Partners LP	293,859	11,154,888
Sprague Resources LP	220,282	5,573,135
Summit Midstream Partners LP	190,164	3,071,149
Sunoco LP	213,729	5,789,919
Tallgrass Energy GP LP	329,787	8,109,462
TC PipeLines LP	74,369	2,483,925
Teekay LNG Partners LP	290,561	4,576,336
Valero Energy Partners LP	443,240	15,863,560
Western Gas Equity Partners LP	209,373	7,089,370
Western Gas Partners LP	408,739	19,966,900
		420,934,172

Total Master Limited Partnership - Common Stocks (Cost $425,821,851)		456,920,443

Common Stocks 24.84%

Gas Utilities 1.09%
UGI Corporation	122,000	6,594,100

Integrated Oil & Gas 2.70%
Chevron Corporation	42,425	5,025,666
Exxon Mobil Corporation	63,565	5,096,006

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA ENERGY FUND
SCHEDULE OF INVESTMENTS | AUGUST 31, 2018 (UNAUDITED) (CONT.)

	Shares	Market Value
Occidental Petroleum Corporation	77,750	$6,209,893
		16,331,565
Mortgage REITs 0.22%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	61,441	1,324,668

Oil & Gas Equipment & Services 0.14%
Archrock, Inc.	65,016	822,452

Oil & Gas Exploration & Production 0.61%
Parsley Energy, Inc., Class A(a)	133,750	3,714,237

Oil & Gas Refining & Marketing 7.10%
Andeavor	90,581	13,839,871
Marathon Petroleum Corporation	76,050	6,258,155
Phillips 66	81,887	9,704,428
Valero Energy Corporation	112,464	13,257,256
		43,059,710

Oil & Gas Storage & Transportation 12.98%
Cheniere Energy, Inc.(a)	30,100	2,014,593
Enbridge, Inc.	105,436	3,602,748
EnLink Midstream, LLC	362,500	5,908,750
Kinder Morgan, Inc.	1,065,462	18,858,677
ONEOK, Inc.	221,648	14,608,820
Targa Resources Corporation	266,400	14,670,648
TransCanada Corporation	27,550	1,173,630
Williams Companies, Inc. (The)	602,032	17,814,127
		78,651,993

Total Common Stocks (Cost $128,110,541)		150,498,725

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA ENERGY FUND

SCHEDULE OF INVESTMENTS | AUGUST 31, 2018 (UNAUDITED) (CONT.)

	Shares	Market Value
Money Market Funds 0.25%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 1.88%(b)	1,491,191	$1,491,191

Total Money Market Funds (Cost $1,491,191)		1,491,191

Total Investments — 100.51% (Cost $555,423,583)		608,910,359
Liabilities in Excess of Other Assets — (0.51)%		(3,117,899)
NET ASSETS - 100.00%		$605,792,460

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2018.

The sub-industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS").  The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

At August 31,2018, the net unrealized appreciation (depreciation) for tax purposes was as follows:

Gross unrealized appreciation	$130,373,277
Gross unrealized depreciation	(33,319,338)
Net unrealized appreciation	$97,053,939

Aggregate cost of securities for income tax purposes	$511,856,420

See accompanying notes which are an integral part of this schedule of investments.

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS

August 31, 2018 (UNAUDITED)

The Spirit of America Energy Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) for investment companies.

A. Security Valuation: The offering price and net asset value (“NAV”) per share for the Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. The Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board.

B. Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

• Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –

Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS

August 31, 2018 (UNAUDITED)

The summary of inputs used to determine the fair valuation of the Fund’s investments as of August 31, 2018 is as follows:

	Value Inputs
	LEVEL 1	LEVEL 2	LEVEL 3	Total

Investment Securities:
Master Limited Partnerships	$455,513,773	$-	$-	$455,513,773
Common Stocks	151,905,395	-	-	151,905,395
Money Market Funds	1,491,191	-	-	1,491,191
Total Investment Securities	$608,910,359	$-	$-	$608,910,359

The Fund did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of August 31, 2018 based on input levels assigned at November 30, 2017.

For additional information regarding the accounting policies of the Spirit of America Investment Fund, Inc., refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Spirit of America Investment Fund, Inc

By	/s/ David Lerner
David Lerner, Principal Executive Officer
(principal executive officer)

Date	10/10/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Lerner
David Lerner, Principal Executive Officer
(principal executive officer)

Date	10/10/18

By	/s/ Alan P. Chodosh
Alan P. Chodosh, Principal Financial Officer
(principal financial officer)

Date	10/10/18